Staff costs (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Compensation costs
Current year bonus charge		£ 593	£ 558
Deferred bonus charge		256	340
Commissions and other incentives		21	58
Performance costs		870	956
Salaries		2,069	1,968
Social security costs		303	297
Post-retirement benefits		243	253
Other compensation costs		199	189
Total compensation costs		3,684	3,663
Other resourcing costs
Outsourcing		277	579
Redundancy and restructuring		60	23
Temporary staff costs		193	167
Other		63	28
Total other resourcing costs		593	797
Total staff costs	[1]	£ 4,277	£ 4,460
Group compensation as % of income		33.70%	33.70%

[1]	For notes to the Financial Statements see pages [xx] to[ xx].